Share capital - Disclosure of stock options outstanding (Details) shares in Thousands, $ / shares in Thousands	Dec. 31, 2018 year	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Dec. 31, 2016 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding		7,427		7,591	4,864	4,052
Weighted average remaining contractual life of outstanding share options (in years) | year	6.92
Options exercisable – End of year (in shares)				4,510	2,834
Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding				828
Weighted average remaining contractual life of outstanding share options (in years) | year	3.37
Options exercisable – End of year (in shares)				764
Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding				3,075
Weighted average remaining contractual life of outstanding share options (in years) | year	5.42
Options exercisable – End of year (in shares)				2,446
Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding				2,805
Weighted average remaining contractual life of outstanding share options (in years) | year	9.09
Options exercisable – End of year (in shares)				882
Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of stock options outstanding				883
Weighted average remaining contractual life of outstanding share options (in years) | year	8.61
Options exercisable – End of year (in shares)				418
Canada, Dollars | Top of range | Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			$ 4.00
Canada, Dollars | Top of range | Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			5.19
Canada, Dollars | Top of range | Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			6.92
Canada, Dollars | Top of range | Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			9.45
Canada, Dollars | Bottom of range | Exercise price range one [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			3.39
Canada, Dollars | Bottom of range | Exercise price range two [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			4.21
Canada, Dollars | Bottom of range | Exercise price range three [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			6.40
Canada, Dollars | Bottom of range | Exercise price range four [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options | $			$ 7.06